SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	(a) Basis of presentation The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of consolidation

(b)  Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

(c)  Use of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements and are adjusted to reflect actual experience when necessary. Actual results could differ from those estimates.

Cash and cash equivalents

(d)  Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and term deposits with an original maturity of three months or less and are readily convertible to known amount of cash.

Restricted cash

(e)  Restricted cash

Restricted cash consists of cash which is held under the Group’s name in escrow accounts as deposits withheld by third-party payment processing agencies which fluctuate with the volume of payment processed, and the cash reserved in bank supervised accounts for performance guarantees to the Group’s vendors which will be released to cash within the next 12 months.

Accounts receivable, net

(f)  Accounts receivable, net

The Group maintains an allowance for credit losses in accordance with ASC Topic 326, Credit Losses (“ASC 326”) and records the allowance for credit losses as an offset to accounts receivable. The estimated credit losses charged to the allowance is classified as “General and administrative” in the consolidated statements of operations. The Group assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. Accounts receivable balances are written off after all collection efforts have been exhausted.

Accounts receivable represents amounts that the Group has the unconditional right to consideration. As of December 31, 2024 and 2025, accounts receivable included accounts receivable for cash collected by supplemental online outlets, and accounts receivable for logistic services. As of December 31, 2024 and 2025, the allowance for credit losses for accounts receivable was $1,853 and $1,858, respectively. For the years ended December 31, 2023, 2024 and 2025, the recognized credit losses for accounts receivable were $nil, $19 and $nil, respectively.

Inventories

(g)  Inventories

Inventories represent products available for sale and are accounted for using the first-in, first-out method and specific identification method, and are valued at the lower of cost or net realizable value. Adjustments are recorded to write down the cost of inventory to the net realizable value due to slow-moving merchandise and broken assortments, which are dependent upon factors such as historical trends with similar merchandise, inventory aging, and historical and forecasted consumer demand.

Property and equipment, net

(h)  Property and equipment, net

Property and equipment, net is stated at cost less accumulated depreciation and impairment, if any.

Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Useful lives
Furniture, fixtures and office equipment	1 - 5 years
Leasehold improvements	Lesser of the lease term or estimated useful life of the assets
Vehicles	4 - 10 years
IT equipment	1 - 3 years

Intangible assets, net

(i)  Intangible assets, net

Intangible assets other than goodwill, arising from the acquisitions accounted for under the acquisition method are estimated by management based on the fair value of assets acquired at the acquisition date.

Intangible assets are carried at cost less accumulated amortization and impairment, if any. Amortization of the intangible assets with definite life are computed using the straight-line method over the estimated useful lives.

Useful lives
Domain name / Trade name	Indefinite life
Technology platform	1 year
Customer base	4.3 years
Technology	3-5 years
Members	4 years
Branding	10 years

Internal use software

(j)  Internal use software

The Group capitalizes payroll costs incurred for the development of computer software for internal use pursuant to ASC Topic 350-40, Intangibles—Goodwill and Others—Internal use software. The Group capitalizes the costs during the development of the project, when it is determined that it is probable that the project will be completed, and the software will be used as intended. Costs related to preliminary project activities, post-implementation activities, training and maintenance are expensed as incurred. Internal use software is amortized on a straight-line basis over its estimated useful life, which is generally three years. Capitalized internal use software is recorded in “Intangible assets, net” on the consolidated balance sheets.

Long-term investments

(k)  Long-term investments

The Group’s long-term investments consist of the equity investments without readily determinable fair value.

The Group elects to use the measurement alternative to the fair value measurement for the equity securities without readily determinable fair values, under which these investments are measured at cost, less any impairment, plus or minus observable price changes of an identical or similar investment of the same issuer with the fair value change recorded in the consolidated statements of operations.

For these equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations.

Impairment of long-lived assets and definite-lived intangible assets

(l)  Impairment of long-lived assets and definite-lived intangible assets

Long-lived assets, such as property and equipment and definite-lived intangible assets, are stated at cost less accumulated depreciation or amortization and any impairment.

The Group evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate that a long-lived asset’s carrying amount may not be recoverable. The Group compares the carrying amount of long-lived assets against the estimated undiscounted future cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected undiscounted future cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the asset over the fair value of the asset. Fair value is estimated based on various valuation techniques and assumptions, including the discounted cash flow method based on estimated future cash flows. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Impairment of goodwill and indefinite-lived intangible assets

(m)  Impairment of goodwill and indefinite-lived intangible assets

Goodwill and intangible assets deemed to have indefinite useful lives are not amortized, but tested for impairment annually as of December 31 or more frequently if events and circumstances indicate that they might be impaired.

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

The Group assesses goodwill and indefinite-lived intangible assets for impairment in accordance with ASC 350-20, Intangibles – Goodwill and Other. We may elect to utilize a qualitative assessment to evaluate whether it is more likely than not that the fair value of a reporting unit or indefinite-lived intangible asset is less than its carrying value and if so, we perform a quantitative test. We compare the carrying value of each reporting unit and indefinite-lived intangible asset to its estimated fair value and if the fair value is determined to be less than the carrying value, we recognize an impairment loss for the difference. We estimate the fair value of the reporting units using discounted cash flows. Forecasts of future cash flows are based on our best estimate of future net sales and operating expenses, based primarily on expected category expansion, pricing, market segment share, and general economic conditions. Fair value of the indefinite-lived intangible asset is an estimate of the price a willing buyer would pay for the intangible asset and is generally estimated by discounting the expected future after-tax cash flows associated with the intangible asset. No impairment was made related to the Group’s goodwill and the indefinite-lived intangible assets for the years ended December 31, 2023, 2024 and 2025.

Treasury shares

(n)  Treasury shares

Treasury shares represent shares of the Company’s shares that have been issued, repurchased by the Company, and that have not been retired or canceled. These shares have no voting rights and are not entitled to receive dividends and are excluded from the weighted average outstanding shares in calculation of net (loss) / income per ordinary share. Treasury shares are recorded at cost incurred to purchase the shares in the consolidated balance sheets.

Gains on sales of treasury stock not previously accounted for as constructively retired shall be credited to additional paid-in capital; losses may be charged to additional paid-in capital to the extent that previous net gains from sales or retirements of the same class of stock are included therein, otherwise to retained earnings.

Revenue recognition

(o)  Revenue recognition

The Group recognizes revenue (i) from product sales of apparel and other general merchandise to customers through its websites and other online platforms, and to third-party sellers that sell through the Group’s platforms utilizing the Group’s supply chain; and (ii) from logistics services to companies and individual customers.

The Group recognizes revenue upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in amounts that reflects the consideration to which the Group expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value-added tax). For each performance obligation satisfied over time, the Group recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Group does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.

Product sales

The Group identifies one performance obligation for product sales to customers through its websites and other online platforms, and product sales to third-party sellers. The cash collected from the sales is initially recorded in “advance from customers” in the consolidated balance sheets and subsequently recognized as revenues upon the sales completed. There is no significant financing component or variable consideration. Revenues of product sales are recognized on a gross basis and presented as product sales on the consolidated statements of operations, because (i) the Group is primarily responsible for fulfilling the promise to provide the specified products; (ii) the Group bears the physical and general inventory risk once the products are delivered to its warehouses; and (iii) the Group has discretion in establishing price.

The product sales to third-party sellers include sales of products and fulfillment of orders. The Group considers that these elements are a series of combined promises in the context of the contract with third-party sellers that should be combined as one single performance obligation. Accordingly, the product sales together with the fulfillment services to third-party sellers are accounted for as one single performance obligation.

The Group establishes a membership program whereby a registered member earns certain points for visiting one of the Group’s websites. Points could only be redeemed in connection with a future purchase. Such points, when redeemed, were treated as a reduction of revenues at the time of future purchase. Since the points are not earned based on a concurrent sales transaction, no accruals are made at the time when points are earned by the registered members.

Prime membership revenues which are included in product sales, are amortized over the membership period on a straight-line basis. Prime is a subscription-based membership program. Items purchased from Prime shop enjoy flat international shipping per checkout. Prime membership revenues for the years ended December 31, 2023, 2024 and 2025 were $1,899, $1,254 and $220, respectively.

Product sales, net of discounts, an allowance for sales returns and VAT, are recognized at the point in time when customers accept the products upon delivery. Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring products to consumers or third-party sellers. Sales return allowances, which reduce revenues, are estimated utilizing the expected value method based on historical experience of returns. The Group allows customers to return the goods with no quality-related issues within 7 days of receipt of shipment. The Group allows customers to return most goods with quality-related issues within 30 days of receipt of shipment, and to return lamps and faucets with quality-related issues within 12 months. Provisions for sales returns were $15,732, $7,154 and $9,104 for the years ended December 31, 2023, 2024 and 2025, respectively.

The Group engages delivery service providers to deliver products to its customers (“shipping activities”). As the shipping activities are performed before customers obtain control of the products, shipping activities for customers are not considered as a separate promised service to customers, but rather are activities to fulfill the Group’s promise to transfer the products. Outbound shipping charges to customers are included as a part of the revenues and outbound shipping-related costs are recorded as cost of product sales. Shipping costs incurred for product sales and recognized as cost of product sales were $126,628, $48,625 and $36,124 for the years ended December 31, 2023, 2024 and 2025, respectively.

Services and others

The Group derives service revenues mainly from provision of logistic services to companies and individual customers. Revenues from logistic services are recognized over the delivery period since the customers simultaneously receive and consume the benefits provided by the Group’s performance as the services are rendered.

Contract liabilities

Contract liabilities

A contract liability is recognized when the Group has an obligation to transfer goods or services to a customer for which the Group has received consideration from the customer. It is included in advance from customers on the consolidated balance sheets.

Changes in the Group’s contract liabilities are presented in the following table for the years ended December 31, 2024 and 2025:

	Years ended December 31,
	2024	2025
Contract liabilities as of January 1	$11,201	$6,625
Cash received in advance, net of VAT	236,087	190,902
Revenue recognized from opening balance of contract liabilities	(11,201)	(6,625)
Revenue recognized from contract liabilities arising during current year	(229,462)	(181,980)
Contract liabilities as of December 31	$6,625	$8,922

The Group has elected the practical expedient not to disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.

Cost of revenues

(p)  Cost of revenues

Product sales

Cost of goods sold primarily consists of the purchase price of consumer products sold by the Group through its websites and other online platforms, and to third-party sellers, inbound and outbound shipping charges, packaging supplies and inventory write-downs. Shipping charges to receive products from its suppliers are included in inventory cost and recognized as cost of sales upon sale of products to customers.

Services

Cost of services primarily consists of the shipping charges and cost of packaging supplies directly incurred relating to logistic services.

Fulfillment

(q)  Fulfillment

Fulfillment costs represent those costs incurred in operating and staffing the Group’s fulfillment and customer service centers, including (i) costs attributable to buying, receiving, inspecting, and warehousing inventories, (ii) picking, packaging, and preparing customer orders for shipment, (iii) payment processing and related transaction costs, and (iv) rental expenses of leased warehouses and depreciation of logistics and electronic equipment.

Selling and marketing

(r)  Selling and marketing

Selling and marketing expenses primarily consist of search engine marketing and advertising, affiliate marketing program expenditures, public relations expenditures, and payroll and related expenses for personnel engaged in selling, marketing and business development. The Group pays to use certain relevant key words relating to its business on major search engines and the fees charged to the Group are on a “cost-per-click” basis. Advertising expense includes fees paid to on-line advertisers who assist the Group to advertise at targeted websites. Such fees are charged at a fixed rate or calculated based on traffic directed to the Group’s websites. The advertising expenses for the years ended December 31, 2023, 2024 and 2025 were $291,702, $104,347 and $96,797, respectively.

General and administrative

(s)  General and administrative

General and administrative expenses consist of payroll and related expenses for employees involved in general corporate functions such as accounting, finance, tax, legal, and human resources, as well as facility and equipment costs attributable to these functions, such as depreciation and rental expense, professional fees, provision for credit losses and other general corporate costs. Also included in general and administrative expenses are payroll and related expenses for employees involved in product research and development, and systems support, as well as server charges and telecommunications cost. The research and development expenses for the years ended December 31, 2023, 2024 and 2025 were $19,105, $15,527 and $10,270, respectively.

General and administrative expenses also include chargebacks relating to fraudulent credit card activities from the payment processing agencies. The Group estimates chargebacks based on historical experience. The estimation of chargebacks is adjusted to the extent that actual chargebacks differ or are expected to differ. The chargeback expenses for the years ended December 31, 2023, 2024 and 2025 were $2,338, $681 and $758, respectively.

Government subsidies

(t)  Government subsidies

Government subsidies primarily consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with no further conditions to be met, the amounts are recorded as operating income in “Other operating income, net”, or as a reduction of specific cost or expenses if such subsidies are intended to compensate such amounts. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as “Other operating income, net” or as a reduction of specific cost or expenses when the conditions are met.

Financial instruments and fair value measurements

(u)  Financial instruments and fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
●	Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Group’s financial instruments primarily consist of cash and cash equivalents, restricted cash, accounts receivable, other current assets, long-term investments, short-term borrowings, accounts payable, advance from customers and accrued expenses and other current liabilities.

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, other current assets, short-term borrowings, accounts payable, advance from customers and accrued expenses and other current liabilities as of December 31, 2024 and 2025 approximate their fair values due to the short-term maturities of these instruments. Goodwill, long-term investments and long-lived assets are measured at fair value on a nonrecurring basis only when impairment is recognized. The Group estimates the fair value of the reporting unit using the discounted cash flow method under the income approach. The discounted cash flows are based on the financial forecast developed by management for planning purposes. Cash flows beyond the forecasted period are estimated using a terminal value calculation. The fair values of long-lived assets are determined based on various valuation methods, including the replacement cost method, the relief from royalty method and the excess earning method. The fair value measurement of long-term investments is described in (k) Long-term investments.

Certain assets are measured at a non-recurring basis. The following tables present the fair value hierarchy for the assets at December 31, 2024 and 2025:

Fair value measurement
at December 31, 2024 using
		Quoted prices in	Significant	Significant
	Carrying Value at	active markets	observable	unobservable	Total losses
	December 31, 2024	(Level 1)	inputs (Level 2)	inputs (Level 3)	for the year
Non-recurring fair value measurements for:
Long-term investments	$73	$—	$—	$73	$—

Fair value measurement
at December 31, 2025 using
		Quoted prices in	Significant	Significant
	Carrying Value at	active markets	observable	unobservable	Total losses
	December 31, 2025	(Level 1)	inputs (Level 2)	inputs (Level 3)	for the year
Non-recurring fair value measurements for:
Long-term investments	$77	$—	$—	$77	$—

For long-term investments which consist of equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value. The non-recurring fair value measurements for these investments require management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring fair value measurements were measured as of the observable transaction dates. The Company uses valuation methodologies including the back-solve method and an equity allocation model which requires management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as expected volatility, discount for lack of marketability and probability of exit events as it relates to an initial public offering, liquidation and redemption preferences.

Foreign currency translation

(v)  Foreign currency translation

The Company’s functional currency is the U.S. dollar (“US$”). The Company’s subsidiaries determine their functional currencies based on the criteria of ASC Topic 830, Foreign Currency Matters.

In the financial statements of the Company’s subsidiaries, transactions in currencies other than the functional currency are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange prevailing at the balance sheet date. Transaction gains and losses are recognized in the consolidated statements of operations during the year in which they occur.

The Group’s entities with functional currency of Renminbi (“RMB”), Euro (“EUR”), Singapore Dollar (“SGD”), Malaysian Ringgit (“RM”) and Pound (GBP), translate their operating results and financial position into the US$, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income / (loss).

Income taxes

(w)  Income taxes

Income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry forwards and significant temporary differences. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group’s estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and / or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

The Group applies the provisions of ASC Topic 740, Income Taxes (“ASC 740”), in accounting for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required as part of income tax expense in the consolidated statements of comprehensive income.

Comprehensive income / (loss)

(x) Comprehensive income / (loss)

Comprehensive income / (loss) includes net income / (loss) and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income / (loss).

Share-based compensation

(y)  Share-based compensation

Share-based payment transactions with employees, including share options and nonvested shares are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with service conditions and graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the awards that are vested at that date, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Changes in the terms or conditions of equity awards are accounted as a modification under which the Group calculate whether there is any excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period of the modification occurred and for unvested awards, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Leases

(z) Leases

Leases are classified at the inception date as either a finance lease or an operating lease.

The Group classifies a lease as a finance lease when the lease meets any one of the following criteria at lease commencement:

a. The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

b. The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

c. The lease term is for a major part of the remaining economic life of the underlying asset.

d. The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

e. The underlying asset is of such a specialized nature that it is expected to have no alternative use to the Company at the end of the lease term.

The land use right is operating lease with terms of about 50 years. Other than the land use right, the lease terms of operating and finance leases vary from one year to five years.

For both operating and financing leases, the Group records a lease liability and corresponding right-of-use (ROU) asset at lease commencement. Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Group will exercise the option. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement.

The Group estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Group considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

Operating leases are presented as “Operating lease ROU assets” and “Operating lease liabilities”. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. At lease commencement, operating lease ROU assets represent the right to use underlying assets for their respective lease terms and are recognized at amounts equal to the lease liabilities adjusted for any lease payments made prior to the lease commencement date, less any lease incentives received and any initial direct costs incurred by the Group.

After lease commencement, operating lease liabilities are measured at the present value of the remaining lease payments using the discount rate determined at the lease commencement date. Operating lease ROU assets are measured at the amount of the lease liabilities and further adjusted for prepaid or accrued lease payments, the remaining balance of any lease incentives received, unamortized initial direct costs and impairment of the ROU assets, if any. Operating lease expense is recognized as a single cost on a straight-line basis over the lease term.

Financing lease ROU assets and liabilities are included in “property and equipment, net”, “accrued expenses and other current liabilities” and “long-term payable” on the consolidated balance sheets. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. Financing lease ROU assets are amortized on a straight-line basis from the lease commencement date. After initial measurement, the carrying value of the lease liability is increased to reflect interest at a constant rate and reduced to reflect any lease payments made during the period.

Leases that have a term of 12 months or less at the commencement date (“short-term leases”) are not included in operating lease ROU assets and operating lease liabilities. Lease expense for the short-term leases is recognized on a straight-line basis over the lease term.

Income / (loss) per share

(aa) Income / (loss) per share

Basic income / (loss) per ordinary share is computed by dividing net income / (loss) attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

Diluted income / (loss) per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares and is calculated by dividing net income / (loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the vest of nonvested shares or exercise of outstanding share options (using the treasury stock method). Ordinary equivalent shares are calculated based on the most advantageous conversion rate or exercise price from the standpoint of the security holder. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Concentration of credit risk

(bb) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, cash equivalents and restricted cash, accounts receivable, advances to suppliers, receivable from reputable payment processing agencies with high-credit ratings and long-term rental deposits. The Group places its cash and cash equivalents and restricted cash with financial institutions and third-party payment processing agencies located in the PRC, Hong Kong, the United States, Netherlands, Singapore, Malaysia. In the event of bankruptcy of one of these financial institutions and third-party payment processing agencies, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions and third-party payment processing agencies. There has been no recent history of default in relation to these financial institutions and third-party payment processing agencies. Accounts receivable mainly include receivables from our supplemental online outlets and receivables from our logistic services. With respect to advances to product suppliers and long-term rental deposits, the Group performs on-going credit evaluations of the financial condition of its vendors. Receivable from payment processing agencies represented cash that had been received from customers but held by the payment processing agencies in the process of reconciliation and are collected by the Group subsequent to the year end.

Currency convertibility risk

(cc) Currency convertibility risk

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to $1,638 and $1,046 as of December 31, 2024 and 2025, respectively.

Recent accounting pronouncements not yet adopted

(dd)  Recent accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This update requires that at each interim and annual reporting period public entities disclose (1) the amounts of purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions; (2) certain amounts that are already required to be disclosed under current GAAP in the same disclosure as the other disaggregation requirements; (3) a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively; and (4) the total amount of selling expenses and, in annual reporting periods, the definition of selling expenses. In January 2025, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This update clarifies that ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the impact on its financial statements of adopting this guidance.